Equity (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of changes in exercisable ordinary shares warrants
	Number of Warrants	Exercise price per share	Issuance date	Expiration date
Outstanding January 1, 2020	27,016	$180	March 22, 2016	September 22, 2021
Issued to placement agent	70,000	$10	February 26, 2020	February 24, 2025
Issued to investors	2,093,750	$9	March 5, 2020	March 5, 2022
Issued to placement agent	146,563	$10	March 4, 2020	March 4, 2022
Exercised	(147,646)	$10
Exercised	(782,000)	$9
Outstanding December 31, 2020	1,407,683